UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2026:
  John Hancock Fundamental Large Cap Core Fund
  John Hancock Infrastructure Fund
  John Hancock Small Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class A/TAGRX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$49	0.98%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-A
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class C/JHLVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$88	1.76%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-C
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class I/JLVIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$38	0.76%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-I
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class NAV/JLCNX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$33	0.65%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-NAV
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R2/JLCYX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$57	1.13%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-R2
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R4/JLCFX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$45	0.90%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469041
50SA-R4
4/26
6/26
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R5/JLCVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$35	0.70%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469041

50SA-R5

4/26

6/26

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R6/JLCWX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$33	0.65%
Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469041

50SA-R6

4/26

6/26

John Hancock Fundamental Large Cap Core Fund

John Hancock Infrastructure Fund
Class A/JEEBX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$67	1.23%
Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469052

428SA-A

4/26

6/26

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class C/JEEFX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$104	1.93%
Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469052

428SA-C

4/26

6/26

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class I/JEEIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$50	0.93%
Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469052

428SA-I

4/26

6/26

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$44	0.82%
Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469052

428SA-NAV

4/26

6/26

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class R6/JEEDX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$45	0.83%
Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469052
428SA-R6
4/26
6/26
John Hancock Infrastructure Fund

John Hancock Small Cap Core Fund
Class A/JCCAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$66	1.23%
Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469018
445SA-A
4/26
6/26
John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class I/JCCIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$53	0.98%
Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469018

445SA-I

4/26

6/26

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$47	0.87%
Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469018

445SA-NAV

4/26

6/26

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class R6/JORSX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$47	0.87%
Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469018

445SA-R6

4/26

6/26

John Hancock Small Cap Core Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2026 for the following funds:

  John Hancock Fundamental Large Cap Core Fund

  John Hancock Infrastructure Fund

  John Hancock Small Cap Core Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2026

John Hancock
Fundamental Large Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
16	Notes to financial statements
25	Shareholder meeting
1	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 98.1%		$6,173,933,080
(Cost $4,208,710,688)
Communication services 15.1%		949,697,376
Entertainment 2.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,497,075	128,673,596
The Walt Disney Company	388,949	40,353,459
Interactive media and services 12.4%
Alphabet, Inc., Class A	1,429,296	549,993,101
Meta Platforms, Inc., Class A	376,979	230,677,220
Consumer discretionary 15.7%		988,499,565
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	1,995,332	17,339,435
Automobiles 2.3%
Ferrari NV	241,169	83,757,994
Tesla, Inc. (A)	162,791	62,125,929
Broadline retail 9.1%
Amazon.com, Inc. (A)	2,161,413	572,904,129
Hotels, restaurants and leisure 0.8%
Las Vegas Sands Corp.	879,257	48,016,225
Household durables 2.9%
Lennar Corp., Class A	2,035,811	183,833,733
Textiles, apparel and luxury goods 0.3%
Lululemon Athletica, Inc. (A)	149,035	20,522,120
Consumer staples 0.6%		39,279,455
Consumer staples distribution and retail 0.6%
Sysco Corp.	525,759	39,279,455
Energy 4.1%		254,245,165
Oil, gas and consumable fuels 4.1%
Cheniere Energy, Inc.	924,696	254,245,165
Financials 8.4%		530,825,093
Capital markets 7.5%
KKR & Company, Inc.	2,484,109	259,191,933
Nasdaq, Inc.	1,642,894	150,998,388
The Blackstone Group, Inc.	497,115	62,427,702
Insurance 0.9%
Arthur J. Gallagher & Company	282,011	58,207,070
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	2

	Shares	Value
Health care 13.1%		$823,113,539
Biotechnology 0.9%
Alnylam Pharmaceuticals, Inc. (A)	191,527	59,275,691
Health care equipment and supplies 1.6%
Becton, Dickinson and Company	321,781	47,958,240
GE HealthCare Technologies, Inc.	808,317	49,178,006
Health care providers and services 6.7%
Elevance Health, Inc.	485,535	182,765,085
McKesson Corp.	122,926	100,209,275
UnitedHealth Group, Inc.	380,418	140,937,261
Life sciences tools and services 3.3%
Danaher Corp.	532,013	95,203,726
Thermo Fisher Scientific, Inc.	202,420	96,951,083
Waters Corp. (A)	43,552	13,467,452
Pharmaceuticals 0.6%
GSK PLC, ADR	710,528	37,167,720
Industrials 7.8%		489,893,204
Aerospace and defense 2.3%
Lockheed Martin Corp.	163,419	84,646,139
TransDigm Group, Inc.	53,418	61,963,812
Ground transportation 1.3%
Uber Technologies, Inc. (A)	1,049,739	78,321,027
Machinery 1.3%
Fortive Corp.	1,398,299	83,604,297
Trading companies and distributors 2.9%
United Rentals, Inc.	188,946	181,357,929
Information technology 28.8%		1,815,049,711
IT services 0.7%
Accenture PLC, Class A	254,442	45,471,330
Semiconductors and semiconductor equipment 12.9%
Broadcom, Inc.	453,931	189,484,417
KLA Corp.	90,954	159,201,334
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	732,179	289,986,815
Texas Instruments, Inc.	626,876	176,202,306
Software 13.0%
Adobe, Inc. (A)	351,404	86,480,524
Intuit, Inc.	267,961	104,102,849
Microsoft Corp.	1,081,558	441,037,721
Salesforce, Inc.	764,412	134,941,650
Workday, Inc., Class A (A)	433,273	53,032,615
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	497,911	135,108,150
3	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 1.1%		$68,913,795
Construction materials 1.1%
Vulcan Materials Company	228,388	68,913,795
Real estate 3.4%		214,416,177
Specialized REITs 3.4%
American Tower Corp.	525,956	96,097,421
Crown Castle, Inc.	1,051,345	93,338,409
Millrose Properties, Inc., Class A	814,488	24,980,347

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$49,995,014
(Cost $50,000,000)
U.S. Government Agency 0.8%				49,995,014
Federal Agricultural Mortgage Corp. Discount Note	3.550	05-01-26	50,000,000	49,995,014

Total investments (Cost $4,258,710,688) 98.9%	$6,223,928,094
Other assets and liabilities, net 1.1%	72,294,622
Total net assets 100.0%	$6,296,222,716

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $4,270,821,477. Net unrealized appreciation aggregated to $1,953,106,617, of which $2,200,846,999 related to gross unrealized appreciation and $247,740,382 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,258,710,688)	$6,223,928,094
Cash	78,104,189
Dividends and interest receivable	2,525,299
Receivable for fund shares sold	646,316
Other assets	553,954
Total assets	6,305,757,852
Liabilities
Payable for fund shares repurchased	5,225,634
Payable to affiliates
Investment management fees	3,039,733
Accounting and legal services fees	333,151
Transfer agent fees	260,645
Distribution and service fees	428,180
Trustees’ fees	9,769
Other liabilities and accrued expenses	238,024
Total liabilities	9,535,136
Net assets	$6,296,222,716
Net assets consist of
Paid-in capital	$3,286,538,104
Total distributable earnings (loss)	3,009,684,612
Net assets	$6,296,222,716

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,267,116,270 ÷ 33,896,754 shares)[1]	$66.88
Class C ($28,002,146 ÷ 547,730 shares)[1]	$51.12
Class I ($748,440,489 ÷ 10,349,123 shares)	$72.32
Class R2 ($5,688,154 ÷ 79,373 shares)	$71.66
Class R4 ($128,413 ÷ 1,792 shares)	$71.67[2]
Class R5 ($335,195 ÷ 4,616 shares)	$72.62
Class R6 ($723,829,174 ÷ 9,958,406 shares)	$72.69
Class NAV ($2,522,682,875 ÷ 34,728,796 shares)	$72.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$70.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $71.67 is calculated using Net assets of $128,413.38 and Shares outstanding of 1,791.817.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$31,754,964
Interest	1,002,012
Less foreign taxes withheld	(533,197)
Total investment income	32,223,779
Expenses
Investment management fees	18,377,662
Distribution and service fees	2,691,153
Accounting and legal services fees	575,600
Transfer agent fees	1,670,578
Trustees’ fees	70,578
Custodian fees	344,103
State registration fees	67,687
Printing and postage	88,140
Professional fees	115,211
Other	89,155
Total expenses	24,089,867
Less expense reductions	(276,314)
Net expenses	23,813,553
Net investment income	8,410,226
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,059,509,187
1,059,509,187
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(910,174,692)
(910,174,692)
Net realized and unrealized gain	149,334,495
Increase in net assets from operations	$157,744,721
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$8,410,226	$16,590,656
Net realized gain	1,059,509,187	682,104,440
Change in net unrealized appreciation (depreciation)	(910,174,692)	97,930,472
Increase in net assets resulting from operations	157,744,721	796,625,568
Distributions to shareholders
From earnings
Class A	(252,119,361)	(269,653,949)
Class C	(3,815,172)	(5,848,223)
Class I	(80,558,186)	(94,361,167)
Class R2	(570,580)	(651,008)
Class R4	(11,891)	(13,168)
Class R5	(42,341)	(52,772)
Class R6	(81,198,996)	(67,372,494)
Class NAV	(232,132,077)	(208,492,641)
Total distributions	(650,448,604)	(646,445,422)
From fund share transactions
Fund share transactions	383,332,738	531,259,322
Issued in reorganization	92,196,604	—
From fund share transactions	475,529,342	531,259,322
Total increase (decrease)	(17,174,541)	681,439,468
Net assets
Beginning of period	6,313,397,257	5,631,957,789
End of period	$6,296,222,716	$6,313,397,257
7	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$73.31	$72.59	$56.46	$54.43	$76.05	$50.84
Net investment income (loss)[2]	0.03	0.06	0.20	0.14	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	1.47	9.36	20.09	5.30	(16.10)	25.42
Total from investment operations	1.50	9.42	20.29	5.44	(16.02)	25.39
Less distributions
From net investment income	(0.17)	(0.23)	(0.17)	(0.12)	—	(0.18)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(7.93)	(8.70)	(4.16)	(3.41)	(5.60)	(0.18)
Net asset value, end of period	$66.88	$73.31	$72.59	$56.46	$54.43	$76.05
Total return (%)[3,4]	2.31[5]	14.01	37.14	10.75	(22.73)	50.04
Ratios and supplemental data
Net assets, end of period (in millions)	$2,267	$2,366	$2,264	$1,746	$1,670	$2,242
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.01	1.02	1.03	1.02	1.02
Expenses including reductions	0.98[6]	1.00	1.02	1.02	1.01	1.01
Net investment income (loss)	0.09[6]	0.09	0.30	0.24	0.12	(0.04)
Portfolio turnover (%)	29[7]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$57.94	$59.29	$46.95	$46.04	$65.65	$44.08
Net investment loss[2]	(0.17)	(0.36)	(0.25)	(0.24)	(0.34)	(0.46)
Net realized and unrealized gain (loss) on investments	1.11	7.48	16.58	4.44	(13.67)	22.03
Total from investment operations	0.94	7.12	16.33	4.20	(14.01)	21.57
Less distributions
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Net asset value, end of period	$51.12	$57.94	$59.29	$46.95	$46.04	$65.65
Total return (%)[3,4]	1.91[5]	13.16	36.11	9.93	(23.32)	48.93
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$31	$43	$44	$53	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[6]	1.77	1.78	1.78	1.77	1.77
Expenses including reductions	1.76[6]	1.76	1.77	1.78	1.76	1.76
Net investment loss	(0.69)[6]	(0.66)	(0.45)	(0.51)	(0.64)	(0.79)
Portfolio turnover (%)	29[7]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
9	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$78.71	$77.33	$59.91	$57.56	$80.04	$53.47
Net investment income[2]	0.11	0.24	0.39	0.30	0.25	0.14
Net realized and unrealized gain (loss) on investments	1.61	10.02	21.34	5.61	(17.01)	26.73
Total from investment operations	1.72	10.26	21.73	5.91	(16.76)	26.87
Less distributions
From net investment income	(0.35)	(0.41)	(0.32)	(0.27)	(0.12)	(0.30)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.11)	(8.88)	(4.31)	(3.56)	(5.72)	(0.30)
Net asset value, end of period	$72.32	$78.71	$77.33	$59.91	$57.56	$80.04
Total return (%)[3]	2.44[4]	14.29	37.46	11.03	(22.55)	50.42
Ratios and supplemental data
Net assets, end of period (in millions)	$748	$799	$832	$666	$672	$941
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.77	0.78	0.78	0.77	0.77
Expenses including reductions	0.76[5]	0.76	0.77	0.78	0.76	0.76
Net investment income	0.32[5]	0.33	0.55	0.49	0.37	0.20
Portfolio turnover (%)	29[6]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	10

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$77.94	$76.63	$59.40	$57.06	$79.54	$53.16
Net investment income (loss)[2]	(0.02)	(0.02)	0.13	0.08	—[3]	(0.12)
Net realized and unrealized gain (loss) on investments	1.57	9.93	21.18	5.58	(16.88)	26.60
Total from investment operations	1.55	9.91	21.31	5.66	(16.88)	26.48
Less distributions
From net investment income	(0.07)	(0.13)	(0.09)	(0.03)	—	(0.10)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(7.83)	(8.60)	(4.08)	(3.32)	(5.60)	(0.10)
Net asset value, end of period	$71.66	$77.94	$76.63	$59.40	$57.06	$79.54
Total return (%)[4]	2.24[5]	13.88	36.99	10.64	(22.84)	49.87
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$5	$6	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.12	1.14	1.14	1.14	1.14
Expenses including reductions	1.13[6]	1.12	1.13	1.13	1.13	1.13
Net investment income (loss)	(0.05)[6]	(0.02)	0.19	0.14	—[7]	(0.17)
Portfolio turnover (%)	29[8]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes reorganization activity.
11	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$78.03	$76.71	$59.47	$57.16	$79.54	$53.15
Net investment income[2]	0.06	0.14	0.32	0.21	0.15	0.04
Net realized and unrealized gain (loss) on investments	1.59	9.96	21.15	5.58	(16.90)	26.58
Total from investment operations	1.65	10.10	21.47	5.79	(16.75)	26.62
Less distributions
From net investment income	(0.25)	(0.31)	(0.24)	(0.19)	(0.03)	(0.23)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.01)	(8.78)	(4.23)	(3.48)	(5.63)	(0.23)
Net asset value, end of period	$71.67	$78.03	$76.71	$59.47	$57.16	$79.54
Total return (%)[3]	2.36[4]	14.14	37.30	10.88	(22.67)	50.20
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	1.02	1.02	1.01	1.01
Expenses including reductions	0.90[6]	0.90	0.91	0.91	0.90	0.90
Net investment income	0.17[6]	0.19	0.45	0.35	0.23	0.06
Portfolio turnover (%)	29[7]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	12

CLASS R5 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$79.03	$77.61	$60.10	$57.74	$80.26	$53.61
Net investment income[2]	0.14	0.28	0.44	0.33	0.29	0.19
Net realized and unrealized gain (loss) on investments	1.60	10.06	21.42	5.63	(17.06)	26.79
Total from investment operations	1.74	10.34	21.86	5.96	(16.77)	26.98
Less distributions
From net investment income	(0.39)	(0.45)	(0.36)	(0.31)	(0.15)	(0.33)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.15)	(8.92)	(4.35)	(3.60)	(5.75)	(0.33)
Net asset value, end of period	$72.62	$79.03	$77.61	$60.10	$57.74	$80.26
Total return (%)[3]	2.46[4]	14.37	37.55	11.09	(22.50)	50.50
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$1	$—[5]	$—[5]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[6]	0.71	0.72	0.72	0.71	0.71
Expenses including reductions	0.70[6]	0.70	0.71	0.71	0.70	0.70
Net investment income	0.40[6]	0.39	0.61	0.54	0.43	0.26
Portfolio turnover (%)	29[7]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes reorganization activity.
13	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$79.11	$77.68	$60.15	$57.79	$80.32	$53.64
Net investment income[2]	0.15	0.31	0.47	0.36	0.32	0.22
Net realized and unrealized gain (loss) on investments	1.61	10.08	21.44	5.63	(17.07)	26.81
Total from investment operations	1.76	10.39	21.91	5.99	(16.75)	27.03
Less distributions
From net investment income	(0.42)	(0.49)	(0.39)	(0.34)	(0.18)	(0.35)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.18)	(8.96)	(4.38)	(3.63)	(5.78)	(0.35)
Net asset value, end of period	$72.69	$79.11	$77.68	$60.15	$57.79	$80.32
Total return (%)[3]	2.49[4]	14.41	37.63	11.15	(22.46)	50.59
Ratios and supplemental data
Net assets, end of period (in millions)	$724	$821	$594	$495	$478	$593
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.66	0.67	0.67	0.66	0.66
Expenses including reductions	0.65[5]	0.66	0.66	0.67	0.65	0.65
Net investment income	0.42[5]	0.43	0.66	0.60	0.48	0.31
Portfolio turnover (%)	29[6]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	14

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$79.07	$77.64	$60.13	$57.77	$80.29	$53.62
Net investment income[2]	0.15	0.33	0.48	0.37	0.33	0.23
Net realized and unrealized gain (loss) on investments	1.61	10.06	21.41	5.63	(17.06)	26.80
Total from investment operations	1.76	10.39	21.89	6.00	(16.73)	27.03
Less distributions
From net investment income	(0.43)	(0.49)	(0.39)	(0.35)	(0.19)	(0.36)
From net realized gain	(7.76)	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.19)	(8.96)	(4.38)	(3.64)	(5.79)	(0.36)
Net asset value, end of period	$72.64	$79.07	$77.64	$60.13	$57.77	$80.29
Total return (%)[3]	2.49[4]	14.41	37.62	11.18	(22.47)	50.60
Ratios and supplemental data
Net assets, end of period (in millions)	$2,523	$2,290	$1,892	$1,684	$1,759	$2,425
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.66	0.66	0.67	0.65	0.65
Expenses including reductions	0.65[5]	0.65	0.65	0.66	0.65	0.64
Net investment income	0.42[5]	0.44	0.67	0.61	0.49	0.33
Portfolio turnover (%)	29[6]	49	19	19	26	16

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
15	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Fundamental Large Cap Core Fund	16

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$6,173,933,080	$6,173,933,080	—	—
Short-term investments	49,995,014	—	$49,995,014	—
Total investments in securities	$6,223,928,094	$6,173,933,080	$49,995,014	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
17	JOHN HANCOCK Fundamental Large Cap Core Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $14,361.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
| JOHN HANCOCK Fundamental Large Cap Core Fund	18

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes, wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to March 1, 2026, the Advisor had contractually agreed to waive and/or reimburse a portion of the operating expenses for Class I shares of the fund to the extent they exceeded 0.78% of its average daily net assets. This waiver and/or reimbursement excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waiver and/or reimbursement expired on February 28, 2026.
19	JOHN HANCOCK Fundamental Large Cap Core Fund |

For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$103,120
Class C	1,309
Class I	34,714
Class R2	257
Class R4	5
Class	Expense reduction
Class R5	$19
Class R6	34,437
Class NAV	102,395
Total	$276,256

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $58 for Class R4 shares for the six months ended April 30, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $144,841 for the six months ended April 30, 2026. Of this amount, $24,334 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $120,507 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
| JOHN HANCOCK Fundamental Large Cap Core Fund	20

Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $2,462 and $369 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,535,176	$1,223,909
Class C	142,346	15,545
Class I	—	412,276
Class R2	13,332	139
Class R4	201	3
Class R5	98	10
Class R6	—	18,696
Total	$2,691,153	$1,670,578
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,023,490	$68,076,884	2,556,218	$173,648,293
Issued in reorganization (Note 9)	487,995	33,124,233	—	—
Distributions reinvested	3,692,128	241,132,904	3,813,861	257,283,061
Repurchased	(3,582,794)	(236,137,496)	(5,288,868)	(359,711,223)
Net increase	1,620,819	$106,196,525	1,081,211	$71,220,131
21	JOHN HANCOCK Fundamental Large Cap Core Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	21,809	$1,091,323	45,318	$2,452,287
Issued in reorganization (Note 9)	73,433	3,819,150	—	—
Distributions reinvested	67,802	3,394,192	95,801	5,140,670
Repurchased	(145,692)	(7,504,781)	(328,201)	(17,734,600)
Net increase (decrease)	17,352	$799,884	(187,082)	$(10,141,643)
Class I shares
Sold	549,492	$39,328,514	958,441	$69,802,699
Issued in reorganization (Note 9)	650,317	47,698,585	—	—
Distributions reinvested	984,322	69,453,736	1,102,012	79,653,443
Repurchased	(1,988,049)	(141,404,875)	(2,668,248)	(194,865,702)
Net increase (decrease)	196,082	$15,075,960	(607,795)	$(45,409,560)
Class R2 shares
Sold	1,972	$139,904	4,517	$324,037
Distributions reinvested	7,870	550,992	9,025	647,826
Repurchased	(7,374)	(549,444)	(13,206)	(929,218)
Net increase	2,468	$141,452	336	$42,645
Class R4 shares
Sold	205	$14,639	585	$42,794
Distributions reinvested	170	11,891	183	13,168
Repurchased	(20)	(1,550)	(889)	(65,387)
Net increase (decrease)	355	$24,980	(121)	$(9,425)
Class R5 shares
Sold	159	$11,120	315	$22,956
Distributions reinvested	598	42,341	728	52,772
Repurchased	(2,477)	(178,056)	(626)	(45,761)
Net increase (decrease)	(1,720)	$(124,595)	417	$29,967
Class R6 shares
Sold	414,827	$29,783,241	4,301,656	$316,717,527
Issued in reorganization (Note 9)	102,512	7,554,636	—	—
Distributions reinvested	1,134,953	80,456,789	916,295	66,504,679
Repurchased	(2,066,278)	(148,826,963)	(2,493,092)	(183,744,250)
Net increase (decrease)	(413,986)	$(31,032,297)	2,724,859	$199,477,956
| JOHN HANCOCK Fundamental Large Cap Core Fund	22

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,150,947	$276,348,555	6,207,316	$445,861,162
Distributions reinvested	3,276,850	232,132,077	2,874,175	208,492,641
Repurchased	(1,662,898)	(124,033,199)	(4,493,315)	(338,304,552)
Net increase	5,764,899	$384,447,433	4,588,176	$316,049,251
Total net increase	7,186,269	$475,529,342	7,600,001	$531,259,322
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $1,728,476,453 and $2,050,461,981, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 38.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	6.0%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	5.4%
Note 9—Reorganization
On December 10, 2025, the shareholders of John Hancock ESG Large Cap Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Fundamental Large Cap Core Fund (the Acquiring Fund) with a value equal to the net assets transferred.
23	JOHN HANCOCK Fundamental Large Cap Core Fund |

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on January 9, 2026. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
John Hancock Fundamental Large Cap Core Fund	John Hancock ESG Large Cap Core Fund	$92,196,604	$15,514,442	7,244,499	1,314,257	$6,316,471,717	$6,408,668,321
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at April 30, 2026. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental Large Cap Core Fund	24

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
25	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469041	50SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Infrastructure Fund
Alternative
April 30, 2026

John Hancock
Infrastructure Fund

2	Fund’s investments
5	Financial statements
9	Financial highlights
14	Notes to financial statements
23	Shareholder meeting
1	JOHN HANCOCK INFRASTRUCTURE FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 96.3%		$1,189,806,533
(Cost $903,266,484)
Brazil 3.4%		41,999,691
Cia de Saneamento Basico do Estado de Sao Paulo	6,273,728	41,999,691
Canada 3.0%		37,356,596
Canadian National Railway Company	286,285	32,155,558
Canadian National Railway Company (New York Stock Exchange)	46,384	5,201,038
China 3.2%		40,077,099
ENN Energy Holdings, Ltd.	5,112,324	40,077,099
France 6.5%		80,314,276
Engie SA	1,260,723	41,556,621
Vinci SA	256,296	38,757,655
Germany 3.5%		42,749,996
E.ON SE	1,925,278	42,749,996
Hong Kong 3.1%		38,107,184
CK Hutchison Holdings, Ltd.	4,563,633	38,107,184
India 2.0%		24,251,846
GAIL India, Ltd.	13,977,374	24,251,846
Italy 4.2%		52,504,119
Enel SpA	2,579,479	30,117,179
Italgas SpA	1,853,252	22,386,940
Japan 7.3%		90,068,025
KDDI Corp.	1,660,906	27,179,940
Osaka Gas Company, Ltd.	729,366	26,208,608
The Kansai Electric Power Company, Inc.	2,289,583	36,679,477
Singapore 2.6%		32,618,970
Singapore Telecommunications, Ltd.	9,006,293	32,618,970
South Korea 3.6%		44,417,967
KT Corp.	372,550	15,348,665
SK Telecom Company, Ltd.	448,586	29,069,302
Spain 2.4%		29,073,775
Aena SME SA (A)(B)	1,064,482	29,073,775
United Kingdom 6.2%		76,970,374
National Grid PLC	2,149,888	38,484,232
SSE PLC	1,074,901	38,486,142
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	2

	Shares	Value
United States 45.3%		$559,296,615
American Electric Power Company, Inc.	281,685	38,621,830
American Tower Corp.	43,440	7,936,922
American Water Works Company, Inc.	292,436	37,554,631
Atmos Energy Corp.	207,541	39,428,639
Berkshire Hathaway, Inc., Class B (C)	74,004	35,048,294
Cheniere Energy, Inc.	142,698	39,234,815
CMS Energy Corp.	445,075	34,155,056
Dominion Energy, Inc.	674,820	43,525,890
Duke Energy Corp.	198,113	25,665,539
Exelon Corp.	508,796	23,399,528
PPL Corp.	487,270	18,243,389
Sempra	448,590	42,669,881
Targa Resources Corp.	215,999	56,177,023
The Southern Company	255,819	24,737,697
The Williams Companies, Inc.	633,135	48,314,532
Vistra Corp.	62,954	9,936,659
WEC Energy Group, Inc.	293,762	34,646,290

	Yield (%)	Shares	Value
Short-term investments 5.6%			$69,119,741
(Cost $69,119,708)
Short-term funds 2.4%			29,819,741
John Hancock Collateral Trust (D)	3.5556(E)	2,981,497	29,819,741

	Par value^	Value
Repurchase agreement 3.2%		39,300,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-26 at 3.640% to be repurchased at $39,303,974 on 5-1-26, collateralized by $40,366,500 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $40,086,022)	39,300,000	39,300,000

Total investments (Cost $972,386,192) 101.9%	$1,258,926,274
Other assets and liabilities, net (1.9%)	(23,227,711)
Total net assets 100.0%	$1,235,698,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 4-30-26.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-26.
3	JOHN HANCOCK INFRASTRUCTURE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

At 4-30-26, the aggregate cost of investments for federal income tax purposes was $977,467,734. Net unrealized appreciation aggregated to $281,458,540, of which $284,111,507 related to gross unrealized appreciation and $2,652,967 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-26:
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $942,566,484) including $26,425,241 of securities loaned	$1,229,106,533
Affiliated investments, at value (Cost $29,819,708)	29,819,741
Total investments, at value (Cost $972,386,192)	1,258,926,274
Cash	29,605
Foreign currency, at value (Cost $744,543)	744,573
Dividends and interest receivable	4,450,952
Receivable for fund shares sold	5,207,420
Receivable for investments sold	3,323,001
Receivable for securities lending income	18,002
Other assets	155,409
Total assets	1,272,855,236
Liabilities
Foreign capital gains tax payable	170,631
Payable for investments purchased	6,511,209
Payable for fund shares repurchased	418,151
Payable upon return of securities loaned	29,819,700
Payable to affiliates
Accounting and legal services fees	57,944
Transfer agent fees	84,860
Trustees’ fees	290
Other liabilities and accrued expenses	93,888
Total liabilities	37,156,673
Net assets	$1,235,698,563
Net assets consist of
Paid-in capital	$913,353,244
Total distributable earnings (loss)	322,345,319
Net assets	$1,235,698,563
5	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($94,876,979 ÷ 4,683,679 shares)[1]	$20.26
Class C ($15,434,676 ÷ 774,174 shares)[1]	$19.94
Class I ($889,458,029 ÷ 43,861,543 shares)	$20.28
Class R6 ($175,656,491 ÷ 8,641,425 shares)	$20.33
Class NAV ($60,272,388 ÷ 2,965,337 shares)	$20.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	6

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$16,016,092
Interest	538,349
Securities lending, net	29,768
Less foreign taxes withheld	(1,235,429)
Total investment income	15,348,780
Expenses
Investment management fees	3,680,778
Distribution and service fees	192,437
Accounting and legal services fees	92,594
Transfer agent fees	434,707
Trustees’ fees	9,437
Custodian fees	98,894
State registration fees	59,999
Printing and postage	24,513
Professional fees	33,854
Other	16,769
Total expenses	4,643,982
Less expense reductions	(44,466)
Net expenses	4,599,516
Net investment income	10,749,264
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	34,908,597
Affiliated investments	1,901
34,910,498
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	118,040,923
Affiliated investments	32
118,040,955
Net realized and unrealized gain	152,951,453
Increase in net assets from operations	$163,700,717
7	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$10,749,264	$14,638,003
Net realized gain	34,910,498	29,782,200
Change in net unrealized appreciation (depreciation)	118,040,955	47,353,136
Increase in net assets resulting from operations	163,700,717	91,773,339
Distributions to shareholders
From earnings
Class A	(528,347)	(1,415,307)
Class C	(48,973)	(153,257)
Class I	(5,469,562)	(9,644,012)
Class R6	(977,703)	(1,980,055)
Class NAV	(463,862)	(1,134,002)
Total distributions	(7,488,447)	(14,326,633)
From fund share transactions	348,053,470	98,098,256
Total increase	504,265,740	175,544,962
Net assets
Beginning of period	731,432,823	555,887,861
End of period	$1,235,698,563	$731,432,823
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	8

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.27	$15.08	$11.95	$12.07	$15.03	$11.99
Net investment income[2]	0.18	0.36	0.31	0.26	0.22	0.19
Net realized and unrealized gain (loss) on investments	2.93	2.17	3.14	(0.14)	(2.27)	3.11
Total from investment operations	3.11	2.53	3.45	0.12	(2.05)	3.30
Less distributions
From net investment income	(0.09)	(0.34)	(0.32)	(0.24)	(0.42)	(0.20)
From net realized gain	(0.03)	—	—	—	(0.49)	(0.06)
Total distributions	(0.12)	(0.34)	(0.32)	(0.24)	(0.91)	(0.26)
Net asset value, end of period	$20.26	$17.27	$15.08	$11.95	$12.07	$15.03
Total return (%)[3,4]	18.11[5]	16.95	29.17	0.95	(14.26)	27.67
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$76	$60	$55	$64	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.27	1.27	1.27	1.25	1.29
Expenses including reductions	1.23[6]	1.26	1.26	1.27	1.25	1.28
Net investment income	1.90[6]	2.25	2.25	2.04	1.63	1.35
Portfolio turnover (%)	21	35	27	20	33	27

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.01	$14.86	$11.78	$11.91	$14.85	$11.86
Net investment income[2]	0.11	0.24	0.21	0.17	0.13	0.09
Net realized and unrealized gain (loss) on investments	2.89	2.14	3.10	(0.14)	(2.24)	3.07
Total from investment operations	3.00	2.38	3.31	0.03	(2.11)	3.16
Less distributions
From net investment income	(0.04)	(0.23)	(0.23)	(0.16)	(0.34)	(0.11)
From net realized gain	(0.03)	—	—	—	(0.49)	(0.06)
Total distributions	(0.07)	(0.23)	(0.23)	(0.16)	(0.83)	(0.17)
Net asset value, end of period	$19.94	$17.01	$14.86	$11.78	$11.91	$14.85
Total return (%)[3,4]	17.69[5]	16.14	28.29	0.23	(14.85)	26.81
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$12	$9	$9	$11	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	1.97	1.97	1.97	1.95	1.99
Expenses including reductions	1.93[6]	1.96	1.96	1.97	1.95	1.98
Net investment income	1.19[6]	1.52	1.54	1.32	0.99	0.66
Portfolio turnover (%)	21	35	27	20	33	27

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	10

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.29	$15.09	$11.96	$12.09	$15.05	$12.00
Net investment income[2]	0.21	0.40	0.35	0.30	0.26	0.24
Net realized and unrealized gain (loss) on investments	2.93	2.19	3.14	(0.15)	(2.27)	3.11
Total from investment operations	3.14	2.59	3.49	0.15	(2.01)	3.35
Less distributions
From net investment income	(0.12)	(0.39)	(0.36)	(0.28)	(0.46)	(0.24)
From net realized gain	(0.03)	—	—	—	(0.49)	(0.06)
Total distributions	(0.15)	(0.39)	(0.36)	(0.28)	(0.95)	(0.30)
Net asset value, end of period	$20.28	$17.29	$15.09	$11.96	$12.09	$15.05
Total return (%)[3]	18.26[4]	17.36	29.52	1.17	(13.96)	28.12
Ratios and supplemental data
Net assets, end of period (in millions)	$889	$505	$344	$386	$445	$463
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.97	0.97	0.97	0.95	0.99
Expenses including reductions	0.93[5]	0.96	0.96	0.97	0.95	0.98
Net investment income	2.23[5]	2.49	2.56	2.33	1.93	1.67
Portfolio turnover (%)	21	35	27	20	33	27

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.33	$15.13	$11.98	$12.11	$15.08	$12.02
Net investment income[2]	0.23	0.42	0.36	0.32	0.23	0.25
Net realized and unrealized gain (loss) on investments	2.93	2.18	3.17	(0.16)	(2.23)	3.12
Total from investment operations	3.16	2.60	3.53	0.16	(2.00)	3.37
Less distributions
From net investment income	(0.13)	(0.40)	(0.38)	(0.29)	(0.48)	(0.25)
From net realized gain	(0.03)	—	—	—	(0.49)	(0.06)
Total distributions	(0.16)	(0.40)	(0.38)	(0.29)	(0.97)	(0.31)
Net asset value, end of period	$20.33	$17.33	$15.13	$11.98	$12.11	$15.08
Total return (%)[3]	18.34[4]	17.44	29.78	1.28	(13.91)	28.28
Ratios and supplemental data
Net assets, end of period (in millions)	$176	$101	$71	$82	$112	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.86	0.86	0.86	0.85	0.88
Expenses including reductions	0.83[5]	0.85	0.85	0.86	0.84	0.87
Net investment income	2.50[5]	2.61	2.65	2.47	1.68	1.75
Portfolio turnover (%)	21	35	27	20	33	27

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	12

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.33	$15.12	$11.98	$12.11	$15.08	$12.02
Net investment income[2]	0.21	0.40	0.37	0.31	0.29	0.25
Net realized and unrealized gain (loss) on investments	2.95	2.21	3.15	(0.14)	(2.29)	3.12
Total from investment operations	3.16	2.61	3.52	0.17	(2.00)	3.37
Less distributions
From net investment income	(0.13)	(0.40)	(0.38)	(0.30)	(0.48)	(0.25)
From net realized gain	(0.03)	—	—	—	(0.49)	(0.06)
Total distributions	(0.16)	(0.40)	(0.38)	(0.30)	(0.97)	(0.31)
Net asset value, end of period	$20.33	$17.33	$15.12	$11.98	$12.11	$15.08
Total return (%)[3]	18.29[4]	17.52	29.69	1.29	(13.90)	28.29
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$37	$71	$75	$76	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.86	0.85	0.86	0.84	0.87
Expenses including reductions	0.82[5]	0.85	0.85	0.85	0.83	0.86
Net investment income	2.25[5]	2.49	2.70	2.43	2.15	1.76
Portfolio turnover (%)	21	35	27	20	33	27

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
| JOHN HANCOCK Infrastructure Fund	14

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$41,999,691	$41,999,691	—	—
Canada	37,356,596	37,356,596	—	—
China	40,077,099	—	$40,077,099	—
France	80,314,276	—	80,314,276	—
Germany	42,749,996	—	42,749,996	—
Hong Kong	38,107,184	—	38,107,184	—
India	24,251,846	—	24,251,846	—
Italy	52,504,119	—	52,504,119	—
Japan	90,068,025	—	90,068,025	—
Singapore	32,618,970	—	32,618,970	—
South Korea	44,417,967	—	44,417,967	—
Spain	29,073,775	—	29,073,775	—
United Kingdom	76,970,374	—	76,970,374	—
United States	559,296,615	559,296,615	—	—
Short-term investments	69,119,741	29,819,741	39,300,000	—
Total investments in securities	$1,258,926,274	$668,472,643	$590,453,631	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the
15	JOHN HANCOCK Infrastructure Fund |

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
| JOHN HANCOCK Infrastructure Fund	16

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2026, the fund loaned securities valued at $26,425,241 and received $29,819,700 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $1,894.
17	JOHN HANCOCK Infrastructure Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of the fund’s aggregate average
| JOHN HANCOCK Infrastructure Fund	18

daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,827
Class C	619
Class I	32,004
Class	Expense reduction
Class R6	$5,606
Class NAV	2,410
Total	$44,466

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.75% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $119,488 for the six months ended April 30, 2026. Of this amount, $19,688 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $99,800 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are
19	JOHN HANCOCK Infrastructure Fund |

subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $81 and $1,812 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$125,047	$45,472
Class C	67,390	7,352
Class I	—	378,898
Class R6	—	2,985
Total	$192,437	$434,707
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,900,000	2	4.385%	$950
| JOHN HANCOCK Infrastructure Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	844,158	$16,148,866	1,316,644	$21,106,813
Distributions reinvested	29,537	526,720	87,705	1,411,140
Repurchased	(582,882)	(10,908,790)	(1,000,321)	(15,951,489)
Net increase	290,813	$5,766,796	404,028	$6,566,464
Class C shares
Sold	126,441	$2,381,550	194,152	$3,132,772
Distributions reinvested	2,841	48,973	9,619	153,257
Repurchased	(61,661)	(1,149,343)	(123,077)	(1,892,711)
Net increase	67,621	$1,281,180	80,694	$1,393,318
Class I shares
Sold	18,341,246	$343,918,226	13,837,313	$225,514,378
Distributions reinvested	266,827	4,803,010	490,139	7,885,594
Repurchased	(3,979,291)	(76,524,850)	(7,908,944)	(124,791,394)
Net increase	14,628,782	$272,196,386	6,418,508	$108,608,578
Class R6 shares
Sold	3,506,225	$68,665,770	2,599,204	$42,441,183
Distributions reinvested	51,847	937,058	120,902	1,950,615
Repurchased	(746,768)	(14,413,090)	(1,605,177)	(25,266,302)
Net increase	2,811,304	$55,189,738	1,114,929	$19,125,496
Class NAV shares
Sold	1,497,655	$27,232,861	787,454	$12,333,078
Distributions reinvested	25,764	463,862	72,138	1,134,002
Repurchased	(702,023)	(14,077,353)	(3,397,551)	(51,062,680)
Net increase (decrease)	821,396	$13,619,370	(2,537,959)	$(37,595,600)
Total net increase	18,619,916	$348,053,470	5,480,200	$98,098,256
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $529,524,434 and $201,251,353, respectively, for the six months ended April 30, 2026.
21	JOHN HANCOCK Infrastructure Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Issuers in the utilities sector are subject to many risks, including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment, or products obsolete. Because utility companies are faced with the same obstacles, issues, and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 4.9% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,981,497	$140,511	$112,197,400	$(82,520,103)	$1,901	$32	$29,768	—	$29,819,741

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Infrastructure Fund	22

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
23	JOHN HANCOCK INFRASTRUCTURE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469052	428SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2026

John Hancock
Small Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
20	Shareholder meeting
1	JOHN HANCOCK SMALL CAP CORE FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 99.3%		$1,982,587,072
(Cost $1,594,999,241)
Communication services 1.2%		24,485,890
Entertainment 1.2%
Madison Square Garden Sports Corp. (A)	71,500	24,485,890
Consumer discretionary 9.1%		181,333,076
Hotels, restaurants and leisure 3.6%
First Watch Restaurant Group, Inc. (A)	2,755,569	36,153,065
Life Time Group Holdings, Inc. (A)	1,310,209	35,126,703
Household durables 0.8%
Green Brick Partners, Inc. (A)	251,667	16,972,422
Specialty retail 2.5%
Bath & Body Works, Inc.	997,666	19,394,627
Lithia Motors, Inc.	102,079	29,615,159
Textiles, apparel and luxury goods 2.2%
Levi Strauss & Company, Class A	1,248,921	27,825,960
On Holding AG, Class A (A)	456,196	16,245,140
Consumer staples 3.5%		69,838,232
Consumer staples distribution and retail 1.0%
The Chefs’ Warehouse, Inc. (A)	258,908	20,091,261
Food products 0.2%
Once Upon a Farm PBC (A)	222,995	3,400,674
Household products 1.4%
Central Garden & Pet Company, Class A (A)	827,102	27,757,543
Personal care products 0.9%
BellRing Brands, Inc. (A)	1,044,312	18,588,754
Energy 3.9%		78,132,516
Energy equipment and services 1.0%
Liberty Energy, Inc.	579,884	19,594,280
Oil, gas and consumable fuels 2.9%
Magnolia Oil & Gas Corp., Class A	939,070	28,397,477
Range Resources Corp.	692,891	30,140,759
Financials 13.1%		261,101,853
Banks 8.9%
Banner Corp.	595,978	39,876,888
Cullen/Frost Bankers, Inc.	235,652	34,153,044
Old National Bancorp	1,316,878	31,565,566
SouthState Bank Corp.	434,005	42,389,268
Univest Financial Corp.	764,630	29,048,294
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	2

	Shares	Value
Financials (continued)
Capital markets 4.2%
Evercore, Inc., Class A	103,408	$33,223,956
Hamilton Lane, Inc., Class A	265,060	24,382,869
Moelis & Company, Class A	406,357	26,461,968
Health care 14.1%		280,601,985
Biotechnology 0.8%
ACADIA Pharmaceuticals, Inc. (A)	404,073	9,071,439
Ultragenyx Pharmaceutical, Inc. (A)	303,604	7,495,983
Health care equipment and supplies 4.8%
Globus Medical, Inc., Class A (A)	209,463	18,889,373
ICU Medical, Inc. (A)	151,943	18,111,606
Integer Holdings Corp. (A)	220,894	19,551,328
Merit Medical Systems, Inc. (A)	278,876	19,013,766
Teleflex, Inc.	154,949	19,199,731
Health care providers and services 4.2%
BrightSpring Health Services, Inc. (A)	459,887	22,060,779
Concentra Group Holdings Parent, Inc.	862,768	19,386,397
Molina Healthcare, Inc. (A)	115,479	22,474,523
Option Care Health, Inc. (A)	1,005,518	20,442,181
Life sciences tools and services 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	70,976	19,881,797
Revvity, Inc.	235,881	20,432,012
Pharmaceuticals 2.3%
Axsome Therapeutics, Inc. (A)	65,127	13,530,134
Jazz Pharmaceuticals PLC (A)	56,550	11,480,781
Prestige Consumer Healthcare, Inc. (A)	347,659	19,580,155
Industrials 22.2%		443,778,297
Aerospace and defense 1.2%
Hexcel Corp.	263,967	24,778,582
Building products 3.4%
A.O. Smith Corp.	380,194	23,511,197
Simpson Manufacturing Company, Inc.	134,668	25,685,228
Trex Company, Inc. (A)	455,657	17,861,754
Construction and engineering 3.5%
Arcosa, Inc.	269,559	34,091,127
MasTec, Inc. (A)	89,940	35,440,857
Electrical equipment 5.7%
Generac Holdings, Inc. (A)	146,129	37,881,021
Regal Rexnord Corp.	183,423	39,441,448
Vicor Corp. (A)	139,261	37,498,809
3	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Ground transportation 1.8%
Knight-Swift Transportation Holdings, Inc.	538,891	$34,974,026
Machinery 6.6%
Atmus Filtration Technologies, Inc.	556,214	35,263,968
Crane Company	179,820	31,959,409
The Timken Company	366,625	40,655,046
The Toro Company	259,912	24,735,825
Information technology 25.9%		518,209,715
Electronic equipment, instruments and components 1.3%
Advanced Energy Industries, Inc.	70,506	27,067,958
Semiconductors and semiconductor equipment 12.7%
Alpha & Omega Semiconductor, Ltd. (A)	525,818	22,836,276
Ambarella, Inc. (A)	606,452	41,723,898
Credo Technology Group Holding, Ltd. (A)	121,117	21,075,569
Kulicke & Soffa Industries, Inc.	484,846	41,454,333
MACOM Technology Solutions Holdings, Inc. (A)	94,489	26,609,047
MKS, Inc.	101,478	28,794,383
Synaptics, Inc. (A)	373,149	34,923,015
Veeco Instruments, Inc. (A)	723,665	36,074,700
Software 11.9%
Adeia, Inc.	1,176,786	37,480,634
Alkami Technology, Inc. (A)	1,860,928	29,365,444
Braze, Inc., Class A (A)	1,676,013	36,922,566
CommVault Systems, Inc. (A)	316,045	31,250,530
Progress Software Corp. (A)	958,627	26,697,762
Q2 Holdings, Inc. (A)	581,552	29,513,764
Tenable Holdings, Inc. (A)	1,572,134	32,841,879
Xperi, Inc. (A)	2,029,590	13,577,957
Materials 1.7%		33,335,031
Chemicals 1.7%
Avient Corp.	899,003	33,335,031
Real estate 3.5%		70,089,336
Industrial REITs 3.5%
EastGroup Properties, Inc.	177,662	35,745,594
First Industrial Realty Trust, Inc.	553,842	34,343,742
Utilities 1.1%		21,681,141
Multi-utilities 1.1%
Unitil Corp.	413,289	21,681,141

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	4

	Yield (%)	Shares	Value
Short-term investments 0.7%			$13,355,999
(Cost $13,355,833)
Short-term funds 0.7%			13,355,999
John Hancock Collateral Trust (B)	3.5556(C)	1,335,386	13,355,999

Total investments (Cost $1,608,355,074) 100.0%	$1,995,943,071
Other assets and liabilities, net 0.0%	951,428
Total net assets 100.0%	$1,996,894,499

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $1,623,905,468. Net unrealized appreciation aggregated to $372,037,603, of which $511,871,223 related to gross unrealized appreciation and $139,833,620 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,594,999,241)	$1,982,587,072
Affiliated investments, at value (Cost $13,355,833)	13,355,999
Total investments, at value (Cost $1,608,355,074)	1,995,943,071
Dividends receivable	380,738
Receivable for fund shares sold	880,713
Receivable for investments sold	10,447,734
Other assets	172,116
Total assets	2,007,824,372
Liabilities
Payable for investments purchased	9,164,247
Payable for fund shares repurchased	1,356,809
Payable to affiliates
Accounting and legal services fees	104,509
Transfer agent fees	61,717
Trustees’ fees	4,373
Other liabilities and accrued expenses	238,218
Total liabilities	10,929,873
Net assets	$1,996,894,499
Net assets consist of
Paid-in capital	$1,529,547,606
Total distributable earnings (loss)	467,346,893
Net assets	$1,996,894,499

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($393,896,904 ÷ 21,911,144 shares)[1]	$17.98
Class I ($312,419,506 ÷ 17,149,903 shares)	$18.22
Class R6 ($576,209,032 ÷ 31,460,047 shares)	$18.32
Class NAV ($714,369,057 ÷ 39,020,915 shares)	$18.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.93

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	6

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$9,334,927
Dividends from affiliated investments	408,125
Total investment income	9,743,052
Expenses
Investment management fees	7,874,861
Distribution and service fees	459,618
Accounting and legal services fees	182,914
Transfer agent fees	387,115
Trustees’ fees	26,719
Custodian fees	115,794
State registration fees	67,176
Printing and postage	108,878
Professional fees	56,831
Other	37,710
Total expenses	9,317,616
Less expense reductions	(93,926)
Net expenses	9,223,690
Net investment income	519,362
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	105,992,230
Affiliated investments	(13,530)
105,978,700
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	220,559,998
Affiliated investments	(1,549)
220,558,449
Net realized and unrealized gain	326,537,149
Increase in net assets from operations	$327,056,511
7	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$519,362	$1,924,513
Net realized gain	105,978,700	103,232,700
Change in net unrealized appreciation (depreciation)	220,558,449	(166,506,975)
Increase (decrease) in net assets resulting from operations	327,056,511	(61,349,762)
Distributions to shareholders
From earnings
Class A	(15,824,312)	(3,328,545)
Class I	(13,584,269)	(6,223,208)
Class R6	(24,791,176)	(4,770,572)
Class NAV	(30,111,500)	(6,232,226)
Total distributions	(84,311,257)	(20,554,551)
From fund share transactions
Fund share transactions	(229,683,696)	(202,147,674)
Issued in reorganization	—	202,448,751
From fund share transactions	(229,683,696)	301,077
Total increase (decrease)	13,061,558	(81,603,236)
Net assets
Beginning of period	1,983,832,941	2,065,436,177
End of period	$1,996,894,499	$1,983,832,941
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.93	$16.75	$13.12	$13.97	$18.52	$12.22
Net investment loss[2]	(0.02)	(0.03)	(0.01)	(0.01)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.79	(0.64)	3.75	(0.71)	(2.42)	6.57
Total from investment operations	2.77	(0.67)	3.74	(0.72)	(2.49)	6.50
Less distributions
From net realized gain	(0.72)	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Net asset value, end of period	$17.98	$15.93	$16.75	$13.12	$13.97	$18.52
Total return (%)[3,4]	17.90[5]	(4.07)	28.55	(5.13)	(14.93)	53.59
Ratios and supplemental data
Net assets, end of period (in millions)	$394	$360	$377	$301	$329	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.24	1.24	1.25	1.24	1.24
Expenses including reductions	1.23[6]	1.23	1.23	1.24	1.23	1.23
Net investment loss	(0.22)[6]	(0.18)	(0.06)	(0.08)	(0.45)	(0.41)
Portfolio turnover (%)	29	63[7]	56	56[8]	64	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Excludes in-kind transactions.
9	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.12	$16.93	$13.24	$14.06	$18.59	$12.25
Net investment income (loss)[2]	—[3]	0.01	0.03	0.02	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.83	(0.66)	3.79	(0.71)	(2.44)	6.59
Total from investment operations	2.83	(0.65)	3.82	(0.69)	(2.47)	6.56
Less distributions
From net investment income	(0.01)	(0.01)	(0.02)	—	—	(0.02)
From net realized gain	(0.72)	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.73)	(0.16)	(0.13)	(0.13)	(2.06)	(0.22)
Net asset value, end of period	$18.22	$16.12	$16.93	$13.24	$14.06	$18.59
Total return (%)[4]	18.10[5]	(3.88)	28.93	(4.88)	(14.74)	53.94
Ratios and supplemental data
Net assets, end of period (in millions)	$312	$396	$643	$537	$540	$308
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.99	0.99	1.00	0.99	0.99
Expenses including reductions	0.98[6]	0.98	0.98	0.99	0.98	0.98
Net investment income (loss)	0.05[6]	0.07	0.19	0.17	(0.18)	(0.19)
Portfolio turnover (%)	29	63[7]	56	56[8]	64	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	10

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.21	$17.02	$13.31	$14.12	$18.65	$12.28
Net investment income (loss)[2]	0.01	0.03	0.05	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.85	(0.66)	3.80	(0.72)	(2.45)	6.61
Total from investment operations	2.86	(0.63)	3.85	(0.68)	(2.46)	6.60
Less distributions
From net investment income	(0.03)	(0.03)	(0.03)	—	(0.01)	(0.03)
From net realized gain	(0.72)	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.75)	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)
Net asset value, end of period	$18.32	$16.21	$17.02	$13.31	$14.12	$18.65
Total return (%)[3]	18.16[4]	(3.77)	29.04	(4.79)	(14.64)	54.16
Ratios and supplemental data
Net assets, end of period (in millions)	$576	$556	$455	$328	$307	$242
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.88	0.88	0.89	0.89	0.89
Expenses including reductions	0.87[5]	0.87	0.87	0.88	0.88	0.88
Net investment income (loss)	0.13[5]	0.17	0.30	0.28	(0.09)	(0.07)
Portfolio turnover (%)	29	63[6]	56	56[7]	64	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Excludes in-kind transactions.
11	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.21	$17.01	$13.30	$14.11	$18.64	$12.27
Net investment income (loss)[2]	0.01	0.03	0.05	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.84	(0.65)	3.80	(0.72)	(2.45)	6.61
Total from investment operations	2.85	(0.62)	3.85	(0.68)	(2.46)	6.60
Less distributions
From net investment income	(0.03)	(0.03)	(0.03)	—	(0.01)	(0.03)
From net realized gain	(0.72)	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.75)	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)
Net asset value, end of period	$18.31	$16.21	$17.01	$13.30	$14.11	$18.64
Total return (%)[3]	18.11[4]	(3.71)	29.07	(4.79)	(14.65)	54.07
Ratios and supplemental data
Net assets, end of period (in millions)	$714	$672	$590	$501	$507	$690
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.87	0.87	0.88	0.88	0.88
Expenses including reductions	0.87[5]	0.86	0.86	0.88	0.87	0.87
Net investment income (loss)	0.14[5]	0.18	0.31	0.29	(0.09)	(0.05)
Portfolio turnover (%)	29	63[6]	56	56[7]	64	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Small Cap Core Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $4,964.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Small Cap Core Fund	14

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a long-term capital loss carryforward of $9,055,947 available to offset future net realized capital gains. This carryforward does not expire.
Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
15	JOHN HANCOCK Small Cap Core Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,880
Class I	15,317
Class R6	27,367
Class	Expense reduction
Class NAV	$33,362
Total	$93,926

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $48,956 for the six months ended April 30, 2026. Of this amount, $8,463 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $40,493 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $1,263 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
| JOHN HANCOCK Small Cap Core Fund	16

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$459,618	$200,765
Class I	—	172,387
Class R6	—	13,963
Total	$459,618	$387,115
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,049,308	$17,429,043	2,643,617	$43,002,077
Issued in reorganization (Note 10)	—	—	2,658,765	38,942,675
Distributions reinvested	976,308	15,699,021	187,690	3,203,862
Repurchased	(2,734,990)	(45,244,366)	(5,396,570)	(87,356,134)
Net increase (decrease)	(709,374)	$(12,116,302)	93,502	$(2,207,520)
Class I shares
Sold	2,375,906	$39,686,550	10,337,064	$170,513,282
Issued in reorganization (Note 10)	—	—	487,261	7,215,940
Distributions reinvested	663,368	10,799,635	312,175	5,385,024
Repurchased	(10,423,073)	(173,327,760)	(24,559,682)	(399,546,494)
Net decrease	(7,383,799)	$(122,841,575)	(13,423,182)	$(216,432,248)
17	JOHN HANCOCK Small Cap Core Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,594,009	$43,459,856	18,818,869	$303,113,177
Issued in reorganization (Note 10)	—	—	2,051,756	30,536,688
Distributions reinvested	1,502,620	24,597,902	271,846	4,711,099
Repurchased	(6,902,526)	(117,126,947)	(13,622,810)	(223,452,935)
Net increase (decrease)	(2,805,897)	$(49,069,189)	7,519,661	$114,908,029
Class NAV shares
Sold	815,162	$13,357,878	7,825,606	$131,587,653
Issued in reorganization (Note 10)	—	—	8,452,933	125,753,448
Distributions reinvested	1,840,556	30,111,500	359,828	6,232,226
Repurchased	(5,128,071)	(89,126,008)	(9,856,709)	(159,540,511)
Net increase (decrease)	(2,472,353)	$(45,656,630)	6,781,658	$104,032,816
Total net increase (decrease)	(13,371,423)	$(229,683,696)	971,639	$301,077
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $554,466,947 and $862,774,492, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 35.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.2%
| JOHN HANCOCK Small Cap Core Fund	18

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,335,386	$25,530,273	$388,453,073	$(400,612,268)	$(13,530)	$(1,549)	$408,125	—	$13,355,999
Note 10—Reorganization
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 25, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Small Cap Core Fund	Small Cap Value Fund	$202,448,751	$8,397,417	20,913,729	13,650,715	$1,993,284,336	$2,195,733,087
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Small Cap Core Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK SMALL CAP CORE FUND	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469018	445SA 4/26
6/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 8, 2026